December 31, 2006

                             TOUCHSTONE INVESTMENTS

                        Touchstone Large Cap Growth Fund
                         Touchstone Mid Cap Growth Fund
                        Touchstone Small Cap Growth Fund
                        Touchstone Micro Cap Growth Fund

                  SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 2006

               NOTICE TO SHAREHOLDERS OF THE LARGE CAP GROWTH FUND
                OF INCREASE IN OPERATING EXPENSES FOR CLASS A AND
                           CLASS C SHARES OF THE FUND

On January 1, 2007, the Large Cap Growth Fund (the "Fund") will enter into an Administration Agreement with Touchstone Advisors, Inc. (the "Advisor") whereby the Advisor will provide certain administrative services to the Fund in exchange for payment of a tiered administration fee that is currently 0.20% of the Fund's average net assets. The Advisor will sub-contract certain of these administrative services to an affiliated party.

The table showing the Fund's fees and expenses ("Expense Table") has been revised to reflect an increase in "Other Expenses" and "Total Annual Fund Operating Expenses" due to the new 0.20% administration fee. The Expense Table has also been revised to reflect that the Advisor will waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.25% for Class A shares and 2.00% for Class B and Class C shares. THE EFFECT OF THESE CHANGES ON THE FUND'S "NET EXPENSES" IS AN 0.08% INCREASE IN OPERATING EXPENSES FOR CLASS A SHARES, AN 0.08% DECREASE IN OPERATING EXPENSES FOR CLASS B SHARES AND A 0.02% INCREASE IN OPERATING EXPENSES FOR CLASS C SHARES.

The Expense Table on page 5 of the Prospectus has been revised as follows:


THE FUND'S FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


                                                                                SHAREHOLDER FEES
                                                                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------------------------------------------------
                                                              Class A Shares        Class B Shares       Class C Shares
Maximum Sales Charge Imposed on
Purchases (as a percentage of offering price)                     5.75%(1)                 None               None

Maximum Deferred Sales Charge
(as a percentage of original purchase price
or the amount redeemed, whichever is less)                           *                   5.00%(2)             1.00%(3)

Wire Redemption Fee                                              Up to $15              Up to $15            Up to $15
---------------------------------------------------------------------------------------------------------------------------
                                                                          ANNUAL FUND OPERATING EXPENSES
                                                                  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------------------------------------------------
Management Fees                                                  0.71%             0.71%            0.71%

Distribution (12b-1) Fees                                        0.25%             1.00%            1.00%

Other Expenses(4)                                                0.36%             0.52%            0.42%
     Administration Fees                                                 0.20%             0.20%               0.20%
     Other Expenses                                                      0.16%             0.32%               0.22%

Total Annual Fund Operating Expenses(4)                          1.32%             2.23%            2.13%

Fee Waiver and/or Expense Reimbursement(5)                       0.07%             0.23%            0.13%

Net Expenses(6)                                                  1.25%             2.00%            2.00%
--------------------------------------------------------------------------------------------------------------------------

* Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.
(1) You may pay a reduced sales charge on very large purchases. (See "Reduced Class A Sales Charge" in this Prospectus.)
(2) You will pay a 5.00% CDSC if shares are redeemed within 1 year of their purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. The CDSC may be waived under certain circumstances described in this Prospectus.
(3) The 1.00% CDSC is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.
(4) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended March 31, 2006, except they have been restated to reflect an increase in expenses due to the new 0.20% Administration Fee payable to Touchstone Advisors for providing administrative services to the Fund, effective January 1, 2007.
(5) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.25% for Class A shares and 2.00% for Class B and Class C shares. These expense limitations will remain in effect until at least January 1, 2008.
(6) "Net Expenses" are based upon actual operating history for the fiscal year ended March 31, 2006, except they have been restated to reflect an 0.08% increase in operating expenses for Class A shares, an 0.08% decrease in operating expenses for Class B shares and a 0.02% increase in operating expenses for Class C shares.

EXAMPLE. The following example should help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example also reflects changes in the 10 year operating expenses of Class B shares since Class B shares convert to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  Assuming No
                  Assuming Redemption at End of Period            Redemption
--------------------------------------------------------------------------------
            Class A Shares    Class B Shares    Class C Shares   Class B Shares
--------------------------------------------------------------------------------
 1 Year          $  695        $  603              $  203        $  203
 3 Years         $  963        $  875              $  654        $  675
 5 Years         $1,251        $1,274              $1,132        $1,174
10 Years         $2,068        $2,316(1),(2)       $2,452        $2,316(1),(2)
--------------------------------------------------------------------------------
(1) The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors for periods after year 1.
(2)   Based on conversion to Class A shares after 8 years.

********************************************************************************

As a result of Touchstone Advisors becoming the Administrator to the Funds, the description of services provided to the Funds by Touchstone Advisors contained in the fifth paragraph on page 25 of the Prospectus has been revised as follows:

Touchstone Advisors is also responsible for running all of the operations of the Funds, except those that are subcontracted to the Sub-Advisor, custodian, transfer agent, sub-administrative agent, or other parties. These parties may be affiliates of Touchstone Advisors.

********************************************************************************

    NOTICE OF CHANGE IN MINIMUM INITIAL INVESTMENT REQUIREMENTS FOR NEW
                                SHAREHOLDERS

On November 20, 2006, changes were made to the Funds' minimum initial investment requirements in order to obtain consistency among the Touchstone Fund offerings. All accounts that opened prior to November 20, 2006 are "grandfathered" and are not subject to the new initial investment minimums. The additional investment minimums did not change. The "Minimum Investment Requirements" chart on page 32 of the Prospectus has been replaced by the following chart:

--------------------------------------------------------------------------------
MINIMUM INVESTMENT REQUIREMENTS                 INITIAL              ADDITIONAL
                                                INVESTMENT           INVESTMENT
--------------------------------------------------------------------------------
Regular Account                                 $2,500               $50

Retirement Plan Account or Custodial            $1,000               $50
Account under the Uniform Gifts/Transfers
To Minors Act ("UGTMA")

Investments through the Automatic               $  100               $50
Investment Plan
--------------------------------------------------------------------------------
INVESTOR ALERT: Touchstone may change these initial and additional investment minimums at any time.

                       NOTICE OF CLASS I REDESIGNATION

Effective November 20, 2006, Class I shares of the Funds, offered in a separate prospectus, have been renamed "Class Y" shares. All references to Class I shares under "Choosing a Class of Shares" on page 28 of the prospectus now refer to Class Y shares. For more information about Class Y shares, call Touchstone at 1.800.543.0407.






              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                 Ph: 800.543.0407 o wwwtouchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member NASD and SIPC
                A Member of Western & Southern Financial Group(R)

                   PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                               December 31, 2006

                             TOUCHSTONE INVESTMENTS

          Touchstone Large Cap Growth Fund - Class Y (formerly Class I)

                  SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 2006

                  NOTICE OF INCREASE IN OPERATING EXPENSES FOR
                           CLASS Y SHARES OF THE FUND

On January 1, 2007, the Large Cap Growth Fund (the "Fund") will enter into an Administration Agreement with Touchstone Advisors, Inc. (the "Advisor") whereby the Advisor will provide certain administrative services to the Fund in exchange for payment of a tiered administration fee that is currently 0.20% of the Fund's average net assets. The Advisor will sub-contract certain of these administrative services to an affiliated party.

The table showing the Fund's fees and expenses ("Expense Table") has been revised to reflect an increase in "Other Expenses" and "Total Annual Fund Operating Expenses" due to the new 0.20% administration fee. The Expense Table has also been revised to reflect that the Advisor will waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.00%. THE EFFECT OF THESE CHANGES ON THE FUND'S "NET EXPENSES" IS A 0.07% INCREASE IN OPERATING EXPENSES FOR CLASS Y SHARES.

THE EXPENSE TABLE ON PAGE 4 OF THE PROSPECTUS HAS BEEN REVISED AS FOLLOWS:

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). There are no shareholder transaction fees.

                                          ANNUAL FUND OPERATING EXPENSES
                                   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                0.71%

OTHER EXPENSES(1)                                              0.37%

       ADMINISTRATION FEES                                               0.20%
       OTHER FEES                                                        0.17%

TOTAL ANNUAL FUND OPERATING EXPENSES(1)                        1.08%

FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(2)                     0.08%

NET EXPENSES(3)                                                1.00%
--------------------------------------------------------------------------------
(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended March 31, 2006, except they have been restated to reflect an increase in expenses due to the new 0.20% administration fee payable to Touchstone Advisors for providing administrative services to the Fund, effective January 1, 2007.
(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.00%. This expense limitation will remain in effect until at least January 1, 2008.
(3) "Net Expenses" are based upon actual operating history for the fiscal year ended March 31, 2006, except they have been restated to reflect a 0.07% increase in operating expenses.

EXAMPLE. The following example should help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
    1 YEAR          3 YEARS          5 YEARS          10 YEARS
     $102            $ 336            $ 588            $1,310
--------------------------------------------------------------------------------

The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors for periods after year 1.

--------------------------------------------------------------------------------

As a result of Touchstone Advisors becoming the Administrator to the Fund, the description of services provided to the Fund by Touchstone Advisors contained in the fifth paragraph on page 7 of the Prospectus has been revised as follows:

Touchstone Advisors is also responsible for running all of the operations of the Fund, except those that are subcontracted to the Sub-Advisor, custodian, transfer agent, sub-administrative agent, or other parties. These parties may be affiliates of Touchstone Advisors.

--------------------------------------------------------------------------------

                           NOTICE OF CLASS I REDESIGNATION

On November 20, 2006, Class I shares of the Fund were renamed "Class Y" shares. All references to the Fund's Class I shares in the prospectus should be replaced with "Class Y" shares.

NOTICE OF CHANGE IN MINIMUM INITIAL INVESTMENT REQUIREMENTS FOR NEW SHAREHOLDERS

On November 20, 2006, the minimum initial investment requirement for Class Y shares of the Fund increased from $10,000 to $250,000. All accounts that opened prior to November 20, 2006 are "grandfathered" and are not subject to the new initial investment minimums. Class Y shares of the Fund will continue to have no minimums for additional investments.

               NOTICE OF CHANGE IN PROCEDURES FOR PURCHASING SHARES

On November 20, 2006, shareholders may purchase Class Y shares of the Fund directly through Touchstone as well as through financial institutions. Prior to November 20, 2006 shares could only be purchased by establishing an account through financial institutions that had appropriate selling agreements with Touchstone. For more information about how to purchase Class Y shares directly, call Touchstone at 1.800.543.0407.









              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                 Ph: 800.543.0407 o wwwtouchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member NASD and SIPC
                A Member of Western & Southern Financial Group(R)

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE